Note 13 - Reconciliation of Financial Instruments Categorized in Level 3 (Detail) - Valuation technique unobservable parameters (Level 3) [Member] - EUR (€) € in Millions		Dec. 31, 2019		Dec. 31, 2018
Balance, beginning of period [Member]
Financial assets held at fair value [Abstract]
Trading securities		€ 4,086		€ 4,148
Positive market values from derivative financial instruments		8,309		7,340
Other trading assets		5,676		4,426
Non-trading financial assets mandatory at fair value through profit and loss		6,066		4,573
Financial assets designated at fair value through profit or loss		0		91
Financial assets at fair value through other comprehensive income		268		231
Other financial assets at fair value		207		47
Total financial assets held at fair value		24,614		20,855
Financial liabilities held at fair value:
Trading securities		0		2
Negative market values from derivative financial instruments		6,289		5,992
Other trading liabilities		15		0
Financial liabilities designated at fair value through profit or loss		2,021		1,444
Other financial liabilities at fair value		(611)		(298)
Total financial liabilities held at fair value		7,714		7,139
Changes in the group of consolidated companies [Member]
Financial assets held at fair value [Abstract]
Trading securities		0		6
Positive market values from derivative financial instruments		0		0
Other trading assets		(75)		0
Non-trading financial assets mandatory at fair value through profit and loss		(12)		3
Financial assets designated at fair value through profit or loss		0		0
Financial assets at fair value through other comprehensive income		0		3
Other financial assets at fair value		0		0
Total financial assets held at fair value		(86)		12
Financial liabilities held at fair value:
Trading securities		0		0
Negative market values from derivative financial instruments		0		0
Other trading liabilities		0		0
Financial liabilities designated at fair value through profit or loss		(77)		0
Other financial liabilities at fair value		0		0
Total financial liabilities held at fair value		(77)		0
Total gains/ losses [Member]
Financial assets held at fair value [Abstract]
Trading securities	[1]	76		105
Positive market values from derivative financial instruments	[1]	1,547		718
Other trading assets	[1]	176		233
Non-trading financial assets mandatory at fair value through profit and loss	[1]	401		426
Financial assets designated at fair value through profit or loss	[1]	2		4
Financial assets at fair value through other comprehensive income	[1]	2	[2]	(4)	[3]
Other financial assets at fair value	[1]	0		0
Total financial assets held at fair value	[1],[4]	2,204	[5]	1,481	[6]
Financial liabilities held at fair value:
Trading securities	[1]	2		(1)
Negative market values from derivative financial instruments	[1]	1,337		531
Other trading liabilities	[1]	(8)		(1)
Financial liabilities designated at fair value through profit or loss	[1]	290		(121)
Other financial liabilities at fair value	[1]	304		(299)
Total financial liabilities held at fair value	[1],[4]	1,925	[5]	110	[6]
Purchases [Member]
Financial assets held at fair value [Abstract]
Trading securities		2,122		2,146
Positive market values from derivative financial instruments		0		0
Other trading assets		1,031		981
Non-trading financial assets mandatory at fair value through profit and loss		1,448		3,627
Financial assets designated at fair value through profit or loss		0		0
Financial assets at fair value through other comprehensive income		536		260
Other financial assets at fair value		0		0
Total financial assets held at fair value		5,136		7,014
Financial liabilities held at fair value:
Trading securities		0		0
Negative market values from derivative financial instruments		0		0
Other trading liabilities		0		0
Financial liabilities designated at fair value through profit or loss		0		0
Other financial liabilities at fair value		0		0
Total financial liabilities held at fair value		0		0
Sales [Member]
Financial assets held at fair value [Abstract]
Trading securities		(2,242)		(1,908)
Positive market values from derivative financial instruments		0		0
Other trading assets		(2,493)		(2,027)
Non-trading financial assets mandatory at fair value through profit and loss		(473)		(567)
Financial assets designated at fair value through profit or loss		0		0
Financial assets at fair value through other comprehensive income		(35)		(162)
Other financial assets at fair value		0		0
Total financial assets held at fair value		(5,243)		(4,664)
Financial liabilities held at fair value:
Trading securities		0		0
Negative market values from derivative financial instruments		0		0
Other trading liabilities		0		0
Financial liabilities designated at fair value through profit or loss		0		0
Other financial liabilities at fair value		0		0
Total financial liabilities held at fair value		0		0
Issuances [Member]
Financial assets held at fair value [Abstract]
Trading securities	[7]	0		0
Positive market values from derivative financial instruments	[7]	0		0
Other trading assets	[7]	2,615		3,055
Non-trading financial assets mandatory at fair value through profit and loss	[7]	592		1,013
Financial assets designated at fair value through profit or loss	[7]	8		0
Financial assets at fair value through other comprehensive income	[7]	0		0
Other financial assets at fair value	[7]	0		0
Total financial assets held at fair value	[7]	3,215		4,068
Financial liabilities held at fair value:
Trading securities	[7]	0		0
Negative market values from derivative financial instruments	[7]	0		0
Other trading liabilities	[7]	0		0
Financial liabilities designated at fair value through profit or loss	[7]	385		692
Other financial liabilities at fair value	[7]	0		0
Total financial liabilities held at fair value	[7]	385		692
Settlements [Member]
Financial assets held at fair value [Abstract]
Trading securities	[8]	(408)		(481)
Positive market values from derivative financial instruments	[8]	(1,420)		(137)
Other trading assets	[8]	(1,186)		(1,241)
Non-trading financial assets mandatory at fair value through profit and loss	[8]	(1,822)		(3,128)
Financial assets designated at fair value through profit or loss	[8]	(16)		(22)
Financial assets at fair value through other comprehensive income	[8]	(19)		(6)
Other financial assets at fair value	[8]	(6)		0
Total financial assets held at fair value	[8]	(4,877)		(5,015)
Financial liabilities held at fair value:
Trading securities	[8]	0		0
Negative market values from derivative financial instruments	[8]	(1,175)		(522)
Other trading liabilities	[8]	(4)		16
Financial liabilities designated at fair value through profit or loss	[8]	(489)		(270)
Other financial liabilities at fair value	[8]	100		38
Total financial liabilities held at fair value	[8]	(1,568)		(738)
Transfers into Level 3 [Member]
Financial assets held at fair value [Abstract]
Trading securities	[9]	537		897
Positive market values from derivative financial instruments	[9]	1,571		1,940
Other trading assets	[9]	729		506
Non-trading financial assets mandatory at fair value through profit and loss	[9]	727		411
Financial assets designated at fair value through profit or loss	[9]	12		0
Financial assets at fair value through other comprehensive income	[9]	300		2
Other financial assets at fair value	[9]	176		207
Total financial assets held at fair value	[9]	4,052		3,963
Financial liabilities held at fair value:
Trading securities	[9]	0		0
Negative market values from derivative financial instruments	[9]	1,904		1,319
Other trading liabilities	[9]	34		0
Financial liabilities designated at fair value through profit or loss	[9]	681		408
Other financial liabilities at fair value	[9]	56		(29)
Total financial liabilities held at fair value	[9]	2,674		1,699
Transfers out of Level 3 [Member]
Financial assets held at fair value [Abstract]
Trading securities	[9]	(742)		(826)
Positive market values from derivative financial instruments	[9]	(1,840)		(1,551)
Other trading assets	[9]	(337)		(257)
Non-trading financial assets mandatory at fair value through profit and loss	[9]	(1,649)		(292)
Financial assets designated at fair value through profit or loss	[9]	0		(72)
Financial assets at fair value through other comprehensive income	[9]	(2)		(55)
Other financial assets at fair value	[9]	(14)		(47)
Total financial assets held at fair value	[9]	(4,584)		(3,100)
Financial liabilities held at fair value:
Trading securities	[9]	0		(1)
Negative market values from derivative financial instruments	[9]	(1,702)		(1,031)
Other trading liabilities	[9]	0		0
Financial liabilities designated at fair value through profit or loss	[9]	(856)		(134)
Other financial liabilities at fair value	[9]	117		(23)
Total financial liabilities held at fair value	[9]	(2,441)		(1,189)
Balance financial instruments Level 3 - end of period [Member]
Financial assets held at fair value [Abstract]
Trading securities		3,430		4,086
Positive market values from derivative financial instruments		8,167		8,309
Other trading assets		6,137		5,676
Non-trading financial assets mandatory at fair value through profit and loss		5,278		6,066
Financial assets designated at fair value through profit or loss		7		0
Financial assets at fair value through other comprehensive income		1,050		268
Other financial assets at fair value		363		207
Total financial assets held at fair value		24,431		24,614
Financial liabilities held at fair value:
Trading securities		2		0
Negative market values from derivative financial instruments		6,652		6,289
Other trading liabilities		38		15
Financial liabilities designated at fair value through profit or loss		1,954		2,021
Other financial liabilities at fair value		(34)		(611)
Total financial liabilities held at fair value		€ 8,612		€ 7,714

[1]	Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets available for sale reported in the consolidated statement of income and unrealized net gains (losses) on financial assets available for sale and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.
[2]	Total gains and losses on financial assets at fair value through other comprehensive income include a loss of EUR3million recognized in other comprehensive income, net of tax.
[3]	Total gains and losses on financial assets at fair value through other comprehensive income include a loss of EUR8million recognized in other comprehensive income, net of tax, and a loss of EUR4million recognized in the income statement presented in net gains (losses).
[4]	For assets positive balances represent gains, negative balances represent losses. For liabilities positive balances represent losses, negative balances represent gains.
[5]	This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of EUR157million and for total financial liabilities held at fair value this is a loss of EUR25million. The effect of exchange rate changes is reported in other comprehensive income, net of tax.
[6]	This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of EUR136million and for total financial liabilities held at fair value this is a loss of EUR33million. The effect of exchange rate changes is reported in other comprehensive income, net of tax.
[7]	Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.
[8]	Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.
[9]	Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the year they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the year since the table is presented as if they have been transferred out at the beginning of the year.